Reconciliation of Liabilities Arising from Financing Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of cash flows [abstract]
Payments of cash dividends	₩ (718,698)	₩ (706,091)	₩ (706,091)
Issuance of hybrid bonds		398,759
Repayments of hybrid bonds		(400,000)
Payments of interest on hybrid bond	(14,766)	(15,803)	(16,840)
Disposal of treasury shares	300,000
Cash inflow from transactions with the non-controlling shareholders	101,398
Cash outflow from transactions with the non-controlling shareholders	(39,345)
Capital increase by subsidiaries and others		499,926
Transactions with non-controlling shareholders		(76,805)
Cash flow from other financing activities	(371,411)	(300,014)
Total	₩ (636,834)	₩ (238,313)	₩ (826,618)